NOTE 7 - CONVERTIBLE NOTES PAYABLE - Schedule of Convertible Notes Payable (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Promissory Notes Issued In Fiscal Year 2019 [Member]
Short-Term Debt [Line Items]
Convertible Debt		$ 25,000
Promissory Notes Issued In Fiscal Year 2021 [Member]
Short-Term Debt [Line Items]
Convertible Debt	2,287,780
Conversion of Stock, Amount Converted
Promissory Notes Issued In Fiscal Year 2020 [Member]
Short-Term Debt [Line Items]
Convertible Debt
Conversion of Stock, Amount Converted		$ 25,000